Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated August 28, 2015 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2015

GMO International Bond Fund

Historically, the investment program of GMO International Bond Fund (the “Fund”) has included two principal components: one seeking to replicate the Fund’s benchmark and the second seeking to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. Due to recent redemption activity, the Fund’s net assets have decreased by a substantial amount. As a result, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the Fund’s investment adviser, temporarily has stopped implementing the second component of the Fund’s investment program and is currently selecting portfolio securities whose performance, in the aggregate, is intended to replicate that of the benchmark. GMO may resume implementing the second component of the Fund’s investment program at any time in the future.

GMO has voluntarily agreed to waive an additional 0.10% of the Fund’s 0.25% management fee until GMO resumes implementing the second component of its investment program. GMO may change or terminate this waiver at any time. While this waiver is in effect, the Fund will incur management fees at a lower annual rate than the rate shown in the “Annual Fund operating expenses” table in the Fund’s summary on page 87 of the Prospectus, and, as a result, the Fund’s total annual operating expenses after expense reimbursement will be lower than the amount shown in the table.

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus and Statement of Additional Information to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated August 28, 2015 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2015

GMO International Bond Fund

Historically, the investment program of GMO International Bond Fund (the “Fund”) has included two principal components: one seeking to replicate the Fund’s benchmark and the second seeking to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. Due to recent redemption activity, the Fund’s net assets have decreased by a substantial amount. As a result, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the Fund’s investment adviser, temporarily has stopped implementing the second component of the Fund’s investment program and is currently selecting portfolio securities whose performance, in the aggregate, is intended to replicate that of the benchmark. GMO may resume implementing the second component of the Fund’s investment program at any time in the future.

GMO has voluntarily agreed to waive an additional 0.10% of the Fund’s 0.25% management fee until GMO resumes implementing the second component of its investment program. GMO may change or terminate this waiver at any time. While this waiver is in effect, the Fund will incur management fees at a lower annual rate than the rate shown in the “Annual Fund operating expenses” table in the Fund’s summary on page 87 of the Prospectus, and, as a result, the Fund’s total annual operating expenses after expense reimbursement will be lower than the amount shown in the table.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Benchmark-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated August 28, 2015 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2015

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus and Statement of Additional Information to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.